T. ROWE PRICE California Tax-Free Bond Fund
May 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.8%
CALIFORNIA 98.6%
ABAG Fin. Auth. for Nonprofit, Odd Fellows Home, Series A,
5.00%, 4/1/32  2,700 2,887
ABAG Fin. Auth. for Nonprofit, Odd Fellows Home, Series A,
5.00%, 4/1/42  1,000 1,070
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/43  5,000 5,440
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,474
Alameda Corridor Transportation Auth., Senior Lien, Series A,
5.00%, 10/1/29 (1) 4,095 4,531
Anaheim Housing & Public Improvements Auth., Electric Utility,
5.00%, 10/1/41 (Prerefunded 10/1/21) (2) 945 960
California, GO, 5.00%, 9/1/41 (3) 5,380 7,061
California Community Housing Agency, Serenity at Larkspur,
Series A, 5.00%, 2/1/50 (4) 2,000 2,308
California Community Housing Agency, Stoneridge Apartment,
Series A, 4.00%, 2/1/56 (4) 3,000 3,237
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  500 617
California Dept. of Water Resources, Water System, Unrefunded
Balance, Series AS, 5.00%, 12/1/29 (Prerefunded 12/1/24) (2) 2,140 2,496
California Dept. of Water Resources, Water System, Unrefunded
Balance, Series AS, 5.00%, 12/1/29 (Prerefunded 12/1/24) (2) 5 6
California EFA, Series A, 5.00%, 12/1/34  1,000 1,241
California EFA, Series A, 5.00%, 12/1/44  3,500 4,248
California EFA, Chapman Univ., 5.00%, 4/1/36  4,260 4,920
California EFA, Pepperdine Univ., 5.00%, 9/1/33 (Prerefunded
9/1/22) (2) 820 870
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/38  1,300 1,610
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/43  4,500 5,520
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/35  400 508
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/40  500 626
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/45  550 680
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/50  550 677
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/55  825 1,008
California HFFA, 5.00%, 11/15/49  3,100 3,710
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 670
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  6,880 8,222

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  1,595 1,888
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  1,295 1,529
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/40  1,420 1,669
California HFFA, Lucile Packard Children's Hospital, 4.00%,
5/15/46 (3) 2,500 2,879
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,350 4,074
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 811
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,496
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,602
California HFFA, Providence Healthcare & Services, Unrefunded
Balance, Series A, 5.00%, 10/1/38  2,840 3,245
California HFFA, Saint Joseph Health System, Series A, 5.00%,
7/1/37  3,385 3,708
California HFFA, Stanford Health Care, Series A, 4.00%, 8/15/50  3,750 4,490
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%,
8/15/42 (Prerefunded 8/15/22) (2) 2,500 2,646
California HFFA, Sutter Health, Series A, 5.00%, 11/15/22  410 438
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  1,250 1,568
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  1,200 1,504
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,252
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,494
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41
(Prerefunded 11/15/25) (2) 4,000 4,807
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26) (2) 1,020 1,262
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,480 1,786
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  1,491 1,808
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,886 3,407
California Infrastructure & Economic Dev. Bank, Series B, 5.00%,
11/1/29  3,775 4,940
California Infrastructure & Economic Dev. Bank, Series B, FRN, 1%
of MUNIPSA + 0.70%, 0.73%, 12/1/50 (Tender 6/1/26)  1,175 1,191
California Infrastructure & Economic Dev. Bank, Series D, 0.38%,
8/1/47 (Tender 8/1/24)  1,975 1,975
California Infrastructure & Economic Dev. Bank, Academy Motion
Picture Arts & Science, 5.00%, 11/1/41  2,840 3,136
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/44  1,750 2,205
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49  1,000 1,252
California Infrastructure & Economic Dev. Bank, Museum of
National History, Los Angeles, 4.00%, 7/1/50  4,000 4,616

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Bella Mente Montessori Academy,
Series A, 5.00%, 6/1/28 (4) 420 474
California Municipal Fin. Auth., Bella Mente Montessori Academy,
Series A, 5.00%, 6/1/38 (4) 845 965
California Municipal Fin. Auth., Bella Mente Montessori Academy,
Series A, 5.00%, 6/1/48 (4) 1,150 1,291
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/35  300 337
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/50  2,250 2,485
California Municipal Fin. Auth., California Baptist Univ., Series A,
5.00%, 11/1/36 (4) 1,920 2,216
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  500 550
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,425 1,559
California Municipal Fin. Auth., Caritas Project, Series A, 4.00%,
8/15/42  635 700
California Municipal Fin. Auth., Channing House Project, Series A,
5.00%, 5/15/35  1,000 1,237
California Municipal Fin. Auth., Channing House Project, Series B,
5.00%, 5/15/47  2,200 2,577
California Municipal Fin. Auth., Claremont College Project,
Series A-P3 P, 5.00%, 7/1/40 (4) 1,515 1,743
California Municipal Fin. Auth., Claremont College Project,
Series A-P3 P, 5.00%, 7/1/52 (4) 2,075 2,349
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,193
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 3,027
California Municipal Fin. Auth., Green Bond-Orchard Park Student,
4.00%, 5/15/46 (5) 1,750 2,081
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/36  365 447
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/37  315 385
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (4) 420 446
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (4) 900 980
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,000 1,073
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,763
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (6) 1,500 1,832

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (6) 5,500 6,691
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (6) 5,500 6,671
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/39  1,000 1,174
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/49  3,375 3,914
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,351
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,595
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,316
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,240
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  1,000 1,238
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,396
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 636
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 467
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 436
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26  950 1,124
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28  705 858
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29  780 962
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31  1,000 1,251
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32  1,025 1,293
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/23  520 544
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/24  540 579
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/25  560 607
California Municipal Fin. Auth., Univ. of San Diego, Series A,
5.00%, 10/1/49  4,500 5,572
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,793
California PFA, Enso Village Project, 5.00%, 11/15/46 (3)(4) 500 558
California PFA, Enso Village Project, 5.00%, 11/15/51 (3)(4) 1,000 1,112

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California PFA, Enso Village Project, 5.00%, 11/15/56 (3)(4) 1,000 1,106
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 586
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 585
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,163
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,200 3,663
California Pollution Control Fin. Auth., Series A, 2.50%, 7/1/31
(Tender 5/1/24) (6) 2,625 2,788
California Public Works Board, Series B, 4.00%, 5/1/37  425 526
California Public Works Board, Series B, 4.00%, 5/1/40  750 918
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 1,221
California Public Works Board, Series B, 4.00%, 5/1/46  2,125 2,564
California Public Works Board, Series B, 5.00%, 10/1/34  1,275 1,458
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/38  1,250 1,349
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (4) 1,825 2,060
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25) (2)(4) 175 208
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (4) 1,000 1,238
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (4) 850 1,037
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (4) 690 770
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (4) 1,030 1,138
California Statewide CDA, 5.00%, 9/2/40  1,055 1,293
California Statewide CDA, 899 Charleston Project, Series A,
5.25%, 11/1/44 (4) 1,500 1,596
California Statewide CDA, Adventist Health West, Series A, 5.00%,
3/1/48  1,840 2,214
California Statewide CDA, American Baptist Homes of the West,
Series A, 5.00%, 10/1/43 (Prerefunded 10/1/22) (2) 1,250 1,329
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,464
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,169
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  950 1,101
California Statewide CDA, Cottage Health, 5.00%, 11/1/43
(Prerefunded 11/1/24) (2) 5,215 6,053
California Statewide CDA, Enloe Medical Center, 5.00%, 8/15/38  2,500 2,954
California Statewide CDA, Episcopal Communities & Services,
5.00%, 5/15/42  1,500 1,545
California Statewide CDA, Front Porch Communities & Services,
5.00%, 11/15/44 (Prerefunded 11/15/24) (1)(2) 1,750 2,038
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/28  390 468
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/31  175 206

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/47  1,750 2,005
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 2,097
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 6,730
California Statewide CDA, Huntington Memorial Hosp. Project,
Series B, 5.00%, 7/1/29  1,080 1,206
California Statewide CDA, Huntington Memorial Hosp. Project,
Series B, 5.00%, 7/1/44  2,750 3,034
California Statewide CDA, Infrastructure Program, 5.00%, 9/2/50  800 965
California Statewide CDA, Infrastructure Program, Series A, 5.00%,
9/2/48  940 1,130
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 2,335
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,195
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 2,082
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,217
California Statewide CDA, Kaiser Permanente, Series A, 5.00%,
4/1/42  6,000 6,223
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/34 (4) 375 457
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/39 (4) 675 812
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/51 (4) 4,135 4,887
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (4) 500 569
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 7,750 9,203
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 895
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 2,134
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 3,429
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,139
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,194
California Statewide CDA, Statewide Community Infrastructure
Program, Series A, 5.00%, 9/2/39  1,245 1,517
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/42 (Prerefunded 10/1/22) (2) 680 732

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/47 (Prerefunded 10/1/22) (2) 2,500 2,692
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 1,145
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,514
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 4,382
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 156
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 187
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 124
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 155
California, Construction Bonds, GO, 4.00%, 10/1/44  1,850 2,200
California, Refunding, GO, 4.00%, 10/1/37  2,850 3,452
California, Refunding, GO, 4.00%, 11/1/40  5,250 6,390
California, Various Purpose, GO, 5.00%, 9/1/31  2,500 2,762
California, Various Purpose, GO, 5.00%, 3/1/35  2,500 3,282
California, Various Purpose, GO, 5.00%, 3/1/36  2,500 3,271
California, Various Purpose, GO, 5.00%, 4/1/37  5,000 5,421
California, Various Purpose, GO, 5.00%, 10/1/39  2,375 2,716
California, Various Purpose, GO, 5.00%, 4/1/43  2,550 2,763
California, Various Purpose, GO, 5.00%, 11/1/43  2,300 2,552
Contra Costa Water Dist., Series R, 5.00%, 10/1/33  1,000 1,108
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56 (4) 3,000 3,257
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,735
Del Mar Race Track Auth., 5.00%, 10/1/36  1,000 1,009
Eastern Municipal Water Dist. Fin. Auth., Series A, 4.00%, 7/1/37  600 739
Eastern Municipal Water Dist. Fin. Auth., Series A, 4.00%, 7/1/38  1,150 1,409
Elk Grove Fin. Auth., Special Tax, 5.00%, 9/1/48  1,250 1,430
Federal Home Loan Mortgage Multifamily Variable Rate Certificate,
Series M049, Class A, 3.05%, 4/15/34  2,000 2,201
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/32  175 213
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/33  250 303
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/30  150 194
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/31  150 197
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34  3,500 4,092

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35 (Prerefunded 6/1/25) (2) 2,000 2,369
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%, 9/1/44  4,600 5,026
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  3,100 3,422
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series B, 5.00%, 9/1/47  1,300 1,545
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series C, 5.00%, 9/1/47  525 626
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  2,350 2,773
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/34  360 405
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,632
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/39  1,000 1,120
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,332
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/44  1,500 1,673
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/25 (7) 1,070 1,209
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/29 (7) 1,000 1,303
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33  1,175 1,334
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23
(Prerefunded 5/15/22) (2) 480 507
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/36
(Prerefunded 5/15/22) (2) 1,100 1,162
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,841
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 4,159
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,135 3,202
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (6) 1,300 1,571
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,860
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,762
Los Angeles Community College Dist., Series A, GO, 4.00%,
8/1/33 (Prerefunded 8/1/24) (2) 2,325 2,602
Los Angeles County Fac. Inc, Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43  6,400 8,001
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,688
Los Angeles County Public Works Fin. Auth., Series A, 5.00%,
12/1/33  2,825 3,249
Los Angeles County Public Works Fin. Auth., Multiple Capital
Projects, 5.00%, 8/1/42  2,000 2,108
Los Angeles County Regional Fin. Auth., Montecedro Project,
Series A, 5.00%, 11/15/44  2,595 2,736

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Los Angeles County Sanitation Dist. Fin. Auth., Series A, 5.00%,
10/1/35  2,725 3,216
Los Angeles Dept. of Airports, 5.00%, 5/15/36 (6) 1,000 1,265
Los Angeles Dept. of Airports, 5.00%, 5/15/37 (6) 1,000 1,262
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/34 (6) 1,000 1,122
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (6) 500 625
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (6) 1,000 1,229
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (6) 1,200 1,436
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 1,149
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/44 (6) 2,500 2,860
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (6) 1,500 1,734
Los Angeles Dept. of Water, Series A, 5.00%, 7/1/31  1,350 1,618
Los Angeles Dept. of Water, Series B, 5.00%, 7/1/43  2,500 2,625
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/29  4,500 4,835
Los Angeles Dept. of Water & Power, Series A-1, VRDN, 0.01%,
7/1/50  3,300 3,300
Los Angeles Dept. of Water & Power, Series D, 5.00%, 7/1/39  4,000 4,541
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 4,222
Los Angeles Wastewater System, Series B, 5.00%, 6/1/32  2,000 2,093
Mesa Water Dist., COP, 4.00%, 3/15/45  1,020 1,211
Metropolitan Water Dist. of Southern California, Series C, 0.30%,
7/1/47 (Tender 5/21/24)  3,000 3,000
Morgan Hill Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/32 (Prerefunded 9/1/23) (2) 825 916
Morgan Hill Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/33 (Prerefunded 9/1/23) (2) 2,175 2,414
Mountain View Shoreline Regional Park Community, Series A,
5.75%, 8/1/40  1,500 1,512
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/24 (6) 1,170 1,316
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/25 (6) 1,405 1,578
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (6) 2,000 2,404
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (6) 2,000 2,394
Norman Y Mineta San Jose Int'l. Airport, Series C, 5.00%, 3/1/31  2,000 2,244
Northern California Energy Auth., Series A, VRDN, 4.00%, 7/1/49
(Tender 7/1/24)  3,500 3,861
Northern California Power Agency, Hydroelectric Project No. 1,
Series A, 5.00%, 7/1/32  1,400 1,472
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/34  1,250 1,464
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/35  1,210 1,415

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Oceanside Unified School Dist., Series A, GO, ETM, Zero Coupon,
8/1/28 (8)(9) 500 462
Oceanside Unified School Dist., Unrefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (9) 4,500 4,110
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/36 (1)(6) 1,040 1,260
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/37 (1)(6) 575 694
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/40 (1)(6) 1,350 1,618
Orange County Community Fac. Dist., No. 2015-1, Esencia Village,
Series A, 5.25%, 8/15/45  2,930 3,333
Orange County Water Dist., Series C, 4.00%, 8/15/35  1,000 1,209
Palm Springs Airport, Int'l. Airport, 5.00%, 6/1/29 (5)(6) 1,500 1,727
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  975 1,032
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  500 529
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  585 618
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25 (9) 5,000 4,819
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/28 (1) 3,000 3,644
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1) 1,935 2,348
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36 (6) 4,075 4,560
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/29 (6) 1,725 2,216
Port of Oakland, Intermediate Lien, Series H, 5.00%, 11/1/29 (6) 1,625 2,106
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/28 (1) 2,700 3,064
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/29 (1) 1,800 2,038
Riverside County Redev. Successor Agency, Interstate 215
Corridor, Series E, 6.75%, 12/1/26 (Prerefunded 12/1/21) (2) 250 258
Rocklin, Special Tax, 5.00%, 9/1/37  550 618
Rocklin, Special Tax, 5.00%, 9/1/38  1,000 1,122
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,191
Sacramento City Fin. Auth., 5.00%, 12/1/28 (5) 1,320 1,580
Sacramento City Fin. Auth., 5.00%, 12/1/30 (5) 1,000 1,189
Sacramento City Fin. Auth., 5.00%, 12/1/31 (5) 1,380 1,635
Sacramento City Fin. Auth., 5.00%, 12/1/34 (5) 2,275 2,688
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,606
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,719
Sacramento County Airport, Series C, 5.00%, 7/1/36 (6) 4,000 4,911
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,499
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 5,570

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/25 (1) 1,275 1,519
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 2,328
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  975 1,103
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,546
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/42  2,700 3,252
San Diego County Regional Airport Auth., Series A, 5.00%, 7/1/47  1,800 2,204
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (6) 1,215 1,528
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (6) 1,000 1,251
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38 (6) 2,000 2,175
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38 (6) 1,000 1,248
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (6) 600 747
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/43 (6) 4,000 4,351
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/45  550 608
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/50  1,100 1,210
San Diego County, Special Tax, Harmony Grove
Village,Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 963
San Diego Public Fac. Fin. Auth., Capital Improvement Projects,
Series A, 5.00%, 4/15/37 (Prerefunded 4/15/22) (2) 2,000 2,086
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/37  350 409
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/39  625 727
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/29  1,000 1,201
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/38 (6) 2,710 3,385
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/44 (6) 2,950 3,639
San Francisco City & County Int'l. Airport, Commissions, Series B,
5.00%, 5/1/46 (6) 5,000 5,934
San Francisco City & County Int'l. Airport, Commissions, Series E,
4.00%, 5/1/50 (6) 1,800 2,052
San Francisco City & County Int'l. Airport, Commissions, Series E,
5.00%, 5/1/50 (6) 500 612

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (6) 3,000 3,646
San Francisco Community College Dist., GO, 5.00%, 6/15/31  2,505 2,925
San Francisco Municipal Transportation Agency, Series B, 5.00%,
3/1/37 (Prerefunded 3/1/22) (2) 2,000 2,074
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 3,072
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (6) 1,005 1,006
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/31  2,165 2,543
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/32  850 998
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/34  900 1,054
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, Special
Tax, 5.375%, 9/1/38  2,000 2,090
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, Special
Tax, 6.00%, 9/1/42  2,000 2,098
San Mateo County Joint Powers Fin. Auth., Maple Street Corridor,
5.00%, 6/15/31  1,075 1,222
Santa Margarita Water Dist., Community Fac. Dist. 2013-1, 5.625%,
9/1/36  1,155 1,258
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,404
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,515
South San Francisco Public Fac. Fin. Auth., Police Station Project,
Series A, 4.00%, 6/1/46  1,470 1,746
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,000 1,299
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 1,161
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/45  4,740 5,594
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 2,214
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 2,142
Univ. of California, Series AL-1, VRDN, 0.01%, 5/15/48  755 755
Univ. of California Regents, Series G, 5.00%, 5/15/30
(Prerefunded 5/15/22) (2) 905 947
Univ. of California Regents, Series I, 5.00%, 5/15/28  2,000 2,353
Univ. of California Regents, Series M, 5.00%, 5/15/47  4,250 5,250
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 12,075
Univ. of California Regents Medical Center, Pooled, Series L,
4.50%, 5/15/36  1,900 2,217

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Univ. of California Regents, Unrefunded Balance, Series G, 5.00%,
5/15/37  1,025 1,071
Washington Township Health Care Dist., Series A, 4.00%, 7/1/35  600 683
Washington Township Health Care Dist., Series A, 5.00%, 7/1/30  500 620
Washington Township Health Care Dist., Series A, 5.00%, 7/1/31  1,000 1,233
Washington Township Health Care Dist., Series A, 5.00%, 7/1/36  620 743
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (9) 2,350 2,820
704,838
PUERTO RICO 2.1%
Puerto Rico Commonwealth, Series A, GO, 8.00%, 7/1/35 (10)(11) 1,500 1,207
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,590 1,891
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (11)(12) 2,325 1,866
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.70%, 7/1/23 (10)(11) 2,000 1,748
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.75%, 7/1/36 (11) 2,700 2,224
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (10)(11) 15 14
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (10)(11) 25 24
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (10)(11) 225 215
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (10)(11) 65 62
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (10)(11) 80 77
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (10)(11) 305 291
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (10)(11) 100 95
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (10)(11) 125 119
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (10)(11) 15 14
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (10)(11) 15 14
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (10)(11) 75 72
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (10)(11) 65 62
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (10)(11) 30 29
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (10)(11) 80 77

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (10)(11) 60 58
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (10)(11) 20 18
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (10)(11) 35 33
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (10)(11) 25 24
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (10)(11) 245 233
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (10)(11) 70 67
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (10)(11) 25 24
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  349 383
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,000 1,122
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  2,500 2,846
14,909
VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37  850 857
857
Total Investments in Securities 100.8%
(Cost $666,858) $ 720,604
Other Assets Less Liabilities (0.8)% (5,380)
Net Assets 100.0% $ 715,224
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Prerefunded date is used in determining portfolio maturity.
(3) When-issued security
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$50,744 and represents 7.1% of net assets.
(5) Insured by Build America Mutual Assurance Company
(6) Interest subject to alternative minimum tax.
(7) Insured by National Public Finance Guarantee Corporation
(8) Escrowed to maturity
(9) Insured by Assured Guaranty Corporation

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Non-income producing
(12) Security is in default or has failed to make a scheduled interest and/or principal payment.
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PFA Public Finance Authority/Agency
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE California Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE California Tax-Free Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F80-054Q1 05/21